STOCK OPTIONS (Details 2) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Expired (in shares)	(556)
Number of Options, Cancelled (in shares)		(6,667)
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)		170,675	66,024
Number of Options, Issued (in shares)			119,036
Number of Options, Exercised (in shares)			0
Number of Options, Expired (in shares)			0
Number of Options, Cancelled (in shares)			(14,385)
Number of Options, Outstanding, Ending Balance (in shares)			170,675
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)		$ 75.00	$ 88.50
Weighted-Average Exercise Price, Issued (in dollars per share)			23.25
Weighted-Average Exercise Price, Exercised (in dollars per share)			0
Weighted-Average Exercise Price, Expired (in dollars per share)			0
Weighted-Average Exercise Price, Cancelled (in dollars per share)			97.50
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)			$ 75.00